Pension and other post-retirement benefits - Target Plan Asset Allocation (Details)	Dec. 31, 2017
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	70.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	30.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	0.00%
Minimum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	49.00%
Minimum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	21.00%
Maximum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	79.00%
Maximum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	51.00%